Cover	Dec. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity File Number	000-56006
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Entity Central Index Key	0001127993
Entity Tax Identification Number	61-1363026
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Galaxy Next Generation, Inc.
Entity Address, Address Line Two	285 Big A Road
Entity Address, City or Town	Toccoa
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30577
City Area Code	(706)
Local Phone Number	391-5030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false